RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Receipts of media deposits	$ 242,009
Anruitai Investment Limited | Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held		90.00%
Anruitai Investment Limited | Related Party | Mr. Sheng Gong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest held		10.00%
Baosheng Media Group Holdings Limited | Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest		22.60%
EJAM Group | Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held		6.80%